                        VAN KAMPEN EMERGING GROWTH FUND

                    SUPPLEMENT DATED OCTOBER 8, 1999 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 1998
                  AS PREVIOUSLY SUPPLEMENTED ON JUNE 15, 1999

EXCHANGE PRIVILEGE

     The following information supplements the section in the Fund's Statement of Additional Information under the heading "Shareholder Services" by adding a subsection entitled "Exchange Privilege."

     Beginning December 1, 1999, all shareholders will be limited to eight exchanges per fund during a rolling 365-day period.

     Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests for redemptions out of that fund during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period.

     This policy change does not apply to money market funds, systematic exchange plans, or employer-sponsored retirement plans.

TRUSTEES AND OFFICERS

     At the shareholder meeting held on September 22, 1999, Richard F. Powers, III and Mitchell M. Merin have replaced Don G. Powell and Richard M. DeMartini as Trustees of the Fund.

     The section of the Statement of Additional Information entitled "TRUSTEES AND OFFICERS" is hereby supplemented by deleting Don G. Powell's and Richard M. DeMartini's biography and adding Richard F. Powers, III's and Mitchell M. Merin's biography as follows:

                                    TRUSTEES

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
                                                          PRINCIPAL OCCUPATIONS OR
         NAME, ADDRESS AND AGE                           EMPLOYMENT IN PAST 5 YEARS
         ---------------------                           --------------------------
Richard F. Powers, III*................  Chairman, Director, President and Chief Executive Officer
1 Parkview Plaza                         of Van Kampen Investments. Chairman, Director and Chief
P.O. Box 5555                            Executive Officer of the Advisers, the Distributor, Van
Oakbrook Terrace, IL 60181-5555          Kampen Advisors Inc. and Van Kampen Management Inc.
Date of Birth: 02/02/46                  Director and Officer of certain other subsidiaries of Van
                                         Kampen. President of each of the Funds in the Fund Complex,
                                         Chief Executive Officer of Van Kampen Exchange Fund and
                                         President, Chairman of the Board and Trustee of other
                                         investment companies advised by the Advisers or their
                                         affiliates. Prior to May 1998, Executive Vice President and
                                         Director of Marketing at Morgan Stanley Dean Witter and
                                         Director of Dean Witter Discover & Co. and Dean Witter
                                         Realty. Prior to 1996, Director of Dean Witter Reynolds
                                         Inc.
Mitchell M. Merin*.....................  President and Chief Operating Officer of Asset Management
Two World Trade Center                   of Morgan Stanley Dean Witter (since December, 1998);
66th Floor                               President and Director (since April, 1997) and Chief
New York, NY 10048                       Executive Officer (since June, 1998) of Morgan Stanley Dean
Date of Birth: 08/13/53                  Witter Advisors Inc. and Morgan Stanley Dean Witter
                                         Services Company Inc.; Chairman, Chief Executive Officer
                                         and Director of Morgan Stanley Dean Witter Distributors
                                         Inc. (since June, 1998); Chairman and Chief Executive
                                         Officer (since June, 1998) and Director (since January,
                                         1998) of Morgan Stanley Dean Witter Trust FSB; Director of
                                         various Morgan Stanley Dean Witter subsidiaries; President of the Morgan Stanley Dean Witter Funds and Discover
                                         Brokerage Index Series (since May, 1999); previously Chief
                                         Strategic Officer of Morgan Stanley Dean Witter Advisors
                                         Inc. and Morgan Stanley Dean Witter Services Company Inc.
                                         and Executive Vice President of Morgan Stanley Dean Witter
                                         Distributors Inc. (April, 1997-June, 1998), Vice-President
                                         of the Morgan Stanley Dean Witter Funds and Discover
                                         Brokerage Index Series (May, 1997-April, 1999), and
                                         Executive Vice President of Dean Witter, Discover & Co.
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